Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2021 were as follows:

Years Ended December 31,	RMB
2022	18,409,478
2023	7,920,190
2024	3,130,170
Total	29,459,838

Rental expenses were RMB82,161,925, RMB37,786,840 and RMB30,636,589 during the years ended December 31, 2019, 2020 and 2021, respectively.

Contingencies

In June 2016, Juzhou Assets Management (Shanghai) Co., Ltd., or Juzhou Assets, one of the subsidiaries of Shanghai Jupai, established Juzhou Intelligent Manufacturing 2018 Private Equity Investment Fund, or Juzhou Fund. A substantial portion of Juzhou Fund was misappropriated by the controlling person of an enterprise invested by the Juzhou Fund. The controlling person, who is not a director, officer or employee of the Company, has been suspected of contract fraud and has been investigated from December 2019. The investors of the Juzhou Fund filed a series of lawsuits against Juzhou Assets and Shanghai Jupai for their losses from early 2020, which have been suspended due to COVID-19 outbreak. As to the date of this annual report, 73 investors have filed lawsuits and the total principal amount of their investments involved is RMB90,650,000. The courts have entered the final judgement in certain cases, pursuant to which Juzhou Assets shall assume liability for the actual losses suffered by investors, including their principals and the interest losses, due to its failure in performing obligations in selling fund products and/or as a fund manager. Shanghai Jupai shall also assume the compensation liability for the actual losses suffered by investors jointly and severally according to the judgement. We have made a provision of RMB282.5 million due to these lawsuits.

Other than the above lawsuit, the Company does not have any pending legal or administrative proceedings to which the Company is a party that will have a material effect on its business or financial condition.

Investment commitments

The Company was obligated to provide capital injection of RMB38,546,000 as of December 31, 2021.